FHLB Stock (BankUnited, FSB and Subsidiaries)	7 Months Ended
May 21, 2009
BankUnited, FSB and Subsidiaries
FHLB Stock

Note 3 FHLB Stock

        BankUnited, as a member institution of the Federal Home Loan Bank of Atlanta, is required to own capital stock in the FHLB. The required stock ownership is based generally on (i) membership requirement and (ii) activity based requirement related to the levels that BankUnited borrows from the FHLB. In connection therewith, the Bank held stock with the aggregate carrying value of $243.3 million as of May 21, 2009. The stock is restricted and can only be repurchased by the FHLB. No market exists for this stock and there is no quoted market price. Redemption of FHLB stock has historically been at par value, which is BankUnited's carrying value. The redemption of any excess stock BankUnited holds is at the discretion of the FHLB.

        In evaluating OTTI of the FHLB stock, the Bank considered the most recent financial results, the resumption of dividends on common stock in the second quarter of 2009 and information from credit rating agencies. Management believes that there is no OTTI in its investment in FHLB stock as of May 21, 2009.